Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of voluntary change in accounting policy [line items]
Decrease in cash and cash equivalents	[1]	£ 27,124	£ (7,808)
Increase (decrease) in cash and cash equivalents from operating activities	[1]	502	(9,188)
Increase (decrease) in cash and cash equivalents from investing activities	[1]	23,965	(1,247)
Net decrease/(increase) in cash collateral and settlement balances	[1],[2]	(6,436)	680
Increase (decrease) due to voluntary changes in accounting policy [member]
Disclosure of voluntary change in accounting policy [line items]
Decrease in cash and cash equivalents		16,774	17,429	£ 18,683
Increase (decrease) in cash and cash equivalents from operating activities		11,139	(570)
Increase (decrease) in cash and cash equivalents from investing activities		11,139	(570)
Net decrease/(increase) in cash collateral and settlement balances		£ 655	£ 1,254

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail .

[2]

‘Cash collateral balances with central banks with original maturity less than three months’ was previously labelled ‘Cash collateral and settlement balances with banks with original maturity less than three months’. This line it em has been restated to include only balances that the Group holds at central banks related to payment schemes. Previously, cash collateral and settlement balances with non-central bank counterparties were also classified as cash equivalents and included w ithin this balance. Comparatives have been restated. The effect of this change decreased cash and cash equivalents by £ 16,774 m as at 31 December 2019, £ 17,429 m as at 31 December 2018 and £ 18,683 as at 31 December 2017. As a result, net cash from operating activities increased by £655m in 2019 and £1,254m in 2018 representing the net decrease/(increase) in the cash collateral and settlement bala nces line item in those periods .